FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended:  September 30, 2010

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Mount Kellett Capital Management LP
                       ---------------------------------------------

                       Address:  623 Fifth Avenue, 18th Floor
                                 New York, New York  10022
                       --------------------------------------


                        Form 13F File Number: 028-13817
                        -------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Giardina

Title:    Authorized Signatory

Phone:    212-588-6100


Signature, Place, and Date of Signing

/s/ Scott Giardina           New York, NY                November 15, 2010
-------------------          -------------               ------------------
[Signature]                 [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                 0
                                                  ---

Form 13F Information Table Entry Total:            7
                                                  ---

Form 13F Information Table Value Total:       $357,223 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                      Mount Kellett Capital Management LP
                                    FORM 13F
                               September 30, 2010


                            TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD      NONE
A123 SYS INC                COM          03739T108   $14,632    1,631,191  SH         Sole              1,631,191
BANK OF AMERICA
   CORPORATION              *W           060505146   $18,113    2,795,291  SH         Sole              2,795,291
ENERGY XXI (BERMUDA) LTD    USD UNRS
                            SHS          G10082140   $73,407    3,176,434  SH         Sole              3,176,434
GREAT ATLANTIC & PAC        NOTE 6.750%
   TEA INC                  12/15/12     390064AK9   $21,229   38,250,000  PRN        Sole             38,250,000
HUNTSMAN CORP               COM          447011107   $71,267    6,165,000  SH         Sole              6,165,000
SANDRIDGE ENERGY INC        COM          80007P307   $94,685   16,669,907  SH         Sole             16,669,907
SUNOCO INC                  COM          86764P109   $63,890    1,750,400  SH         Sole              1,750,400




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